Summary of Significant Accounting Policies (Policies)	2 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2014	Dec. 31, 2014	Jan. 31, 2014	Dec. 31, 2013
Accounting Principles
Accounting Principles

These condensed consolidated statements reflect all adjustments, consisting of normal recurring adjustments, which, in management’s opinion, are necessary, and should be read in conjunction with the Company's Annual Report on Form 10-K for the fiscal year ended January 31, 2014 as filed with the Securities and Exchange Commission (“SEC”) on May 8, 2014.

Accounting Principles

These condensed consolidated statements reflect all adjustments, consisting of normal recurring adjustments, which, in management’s opinion, are necessary, and should be read in conjunction with the Company's Annual Report on Form 10-K for the fiscal year ended January 31, 2014 as filed with the SEC on May 8, 2014.

Principles of Consolidation
Principles of Consolidation

The Company’s consolidated financial statements include the accounts of Apollo Medical Holdings, Inc. and its wholly-owned subsidiaries AMM, ApolloMed ACO, PCCM, and VMM, its controlling interest in Aligned Healthcare, Inc. (“AHI”), and PPCs managed under long-term management service agreements including AMH, MMG, ACC, LALC and Hendel. Some states have laws that prohibit business entities, such as ApolloMed, from practicing medicine, employing physicians to practice medicine, exercising control over medical decisions by physicians (collectively known as the corporate practice of medicine), or engaging in certain arrangements with physicians, such as fee-splitting. In California, the Company operates by maintaining long-term management service agreements with the PPCs, which are each owned and operated by physicians, and which employ or contract with additional physicians to provide hospitalist services. Under the management agreements, the Company provides and performs all non-medical management and administrative services, including financial management, information systems, marketing, risk management and administrative support. The management agreements typically range from 10 to 20 years unless terminated by either party for cause. The management agreements are not terminable by the PPCs, except in the case of material breach or bankruptcy of the respective PPM.

Through the management agreements and the Company’s relationship with the stockholders of the PPCs, the Company has exclusive authority over all non-medical decision making related to the ongoing business operations of the PPCs. Consequently, the Company consolidates the revenue and expenses of the PPCs from the date of execution of the management agreements.

All intercompany balances and transactions have been eliminated in consolidation.

Principles of Consolidation

The Company’s consolidated financial statements include the accounts of (1) Apollo Medical Holdings, Inc. and its wholly owned subsidiaries AMM, PCCM, and VMM, (2) the Company’s controlling interest in ApolloMed ACO, and ApolloMed Palliative, which is a newly formed entity which provides home health and hospice medical services which owns BCHC and HCHHA and in which a non-controlling interest in ApolloMed Palliative contributed $586,111 in cash; and (3) physician practice corporations (“PPCs”) managed under long-term management service agreements including AMH, MMG, ACC, LALC, Hendel, AKM and SCHC. Some states have laws that prohibit business entities, such as ApolloMed, from practicing medicine, employing physicians to practice medicine, exercising control over medical decisions by physicians (collectively known as the corporate practice of medicine), or engaging in certain arrangements with physicians, such as fee-splitting. In California, the Company operates by maintaining long-term management service agreements with the PPCs, which are each owned and operated by physicians, and which employ or contract with additional physicians to provide hospitalist services. Under the management agreements, the Company provides and performs all non-medical management and administrative services, including financial management, information systems, marketing, risk management and administrative support. Each management agreement typically has a term from 10 to 20 years unless terminated by either party for cause. The management agreements are not terminable by the PPCs, except in the case of material breach or bankruptcy of the respective PPM.

Through the management agreements and the Company’s relationship with the stockholders of the PPCs, the Company has exclusive authority over all non-medical decision making related to the ongoing business operations of the PPCs. Consequently, the Company consolidates the revenue and expenses of each PPC from the date of execution of the applicable management agreement.

All intercompany balances and transactions have been eliminated in consolidation.

Principles of Consolidation

Our consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America. The preparation of these financial statements requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses.

Our consolidated financial statements include the accounts of Apollo Medical Holdings, Inc. and its subsidiaries AMM, ApolloMed ACO, PCCM, and VMM, its controlling interest in Aligned Healthcare, Inc. (“AHI”), and PPCs managed under long-term management service agreements including AMH, MMG, ACC, LALC and Hendel. Some states have laws that prohibit business entities, such as Apollo, from practicing medicine, employing physicians to practice medicine, exercising control over medical decisions by physicians (collectively known as the corporate practice of medicine), or engaging in certain arrangements with physicians, such as fee-splitting. In California, we operate by maintaining long-term management service agreements with the PPCs, which are each owned and operated by physicians, and which employ or contract with additional physicians to provide hospitalist services. Under the management agreements, we provide and perform all non-medical management and administrative services, including financial management, information systems, marketing, risk management and administrative support. The management agreements typically have an initial term of 20 years unless terminated by either party for cause. The management agreements are not terminable by the PPCs except in the case of gross negligence, fraud, or other illegal acts by Apollo, or bankruptcy of Apollo.

Through the management agreements and our relationship with the stockholders of the PPCs, we have exclusive authority over all non-medical decision making related to the ongoing business operations of the PPCs. Consequently, we consolidate the revenue and expenses of the PPCs from the date of execution of the management agreements.

All intercompany balances and transactions have been eliminated in consolidation.

Business Combinations
Business Combinations

The Company uses the acquisition method of accounting for all business combinations, which requires assets and liabilities of the acquiree to be recorded at fair value (with limited exceptions), to measure the fair value of the consideration transferred, including contingent consideration, to be determined on the acquisition date, and to account for acquisition related costs separately from the business combination.

Statement of Cash Flows	Cash and Cash Equivalents and Concentration of Cash The Company considers all short-term investments with an original maturity of three months or less to be cash equivalents.

Revenue Recognition
Revenue Recognition

Revenue consists of contracted, fee-for-service, and capitation revenue. Revenue is recorded in the period in which services are rendered. Revenue is principally derived from the provision of healthcare staffing services to patients within healthcare facilities. The form of billing and related risk of collection for such services may vary by customer. The following is a summary of the principal forms of the Company’s billing arrangements and how net revenue is recognized for each.

Contracted revenue
Contracted revenue represents revenue generated under contracts for which the Company provides physician and other healthcare staffing and administrative services in return for a contractually negotiated fee. Contract revenue consists primarily of billings based on hours of healthcare staffing provided at agreed-to hourly rates. Revenue in such cases is recognized as the hours are worked by the Company’s staff and contractors. Additionally, contract revenue also includes supplemental revenue from hospitals where the Company may have a fee-for-service contract arrangement or provide physician advisory services to the medical staff at a specific facility. Contract revenue for the supplemental billing in such cases is recognized based on the terms of each individual contract. Such contract terms generally either provides for a fixed monthly dollar amount or a variable amount based upon measurable monthly activity, such as hours staffed, patient visits or collections per visit compared to a minimum activity threshold. Such supplemental revenues based on variable arrangements are usually contractually fixed on a monthly, quarterly or annual calculation basis considering the variable factors negotiated in each such arrangement. Such supplemental revenues are recognized as revenue in the period when such amounts are determined to be fixed and therefore contractually obligated as payable by the customer under the terms of the respective agreement. Additionally, the Company derives a portion of the Company’s revenue as a contractual bonus from collections received by the Company’s partners and such revenue is contingent upon the collection of third-party billings. These revenues are not considered earned and therefore not recognized as revenue until actual cash collections are achieved in accordance with the contractual arrangements for such services.

Fee-for-service revenue
Fee-for-service revenue represents revenue earned under contracts in which the Company bills and collects the professional component of charges for medical services rendered by the Company’s contracted and employed physicians. Under the fee-for-service arrangements, the Company bills patients for services provided and receives payment from patients or their third-party payors. Fee-for-service revenue is reported net of contractual allowances and policy discounts. All services provided are expected to result in cash flows and are therefore reflected as net revenue in the financial statements. Fee-for-service revenue is recognized in the period in which the services are rendered to specific patients and reduced immediately for the estimated impact of contractual allowances in the case of those patients having third-party payor coverage. The recognition of net revenue (gross charges less contractual allowances) from such visits is dependent on such factors as proper completion of medical charts following a patient visit, the forwarding of such charts to the Company’s billing center for medical coding and entering into the Company’s billing system and the verification of each patient’s submission or representation at the time services are rendered as to the payor(s) responsible for payment of such services. Revenue is recorded based on the information known at the time of entering of such information into the Company’s billing systems as well as an estimate of the revenue associated with medical services.

Capitation revenue
Capitation revenue (net of capitation withheld to fund risk share deficits) is recognized in the month in which the Company is obligated to provide services. Minor ongoing adjustments to prior months’ capitation, primarily arising from contracted HMOs’ finalizing of monthly patient eligibility data for additions or subtractions of enrollees, are recognized in the month they are communicated to the Company. Managed care revenues of the Company consist primarily of capitated fees for medical services provided by the Company under a provider service agreement (PSA) or capitated arrangements directly made with various managed care providers including health maintenance organization (HMO). Capitation revenue under the PSA and HMO contracts is prepaid monthly to the Company based on the number of enrollees electing the Company as their healthcare provider. Additionally, Medicare pays capitation using a “Risk Adjustment model,” which compensates managed care organizations and providers based on the health status (acuity) of each individual enrollee. Health plans and providers with higher acuity enrollees will receive more and those with lower acuity enrollees will receive less. Under Risk Adjustment, capitation is determined based on health severity, measured using patient encounter data. Capitation is paid on an interim basis based on data submitted for the enrollee for the preceding year and is adjusted in subsequent periods after the final data is compiled. Positive or negative capitation adjustments are made for Medicare enrollees with conditions requiring more or less healthcare services than assumed in the interim payments. Since the Company cannot reliably predict these adjustments, periodic changes in capitation amounts earned as a result of Risk Adjustment are recognized when those changes are communicated by the health plans to the Company.

HMO contracts also include provisions to share in the risk for enrollee hospitalization, whereby the Company can earn additional incentive revenue or incur penalties based upon the utilization of hospital services. Typically, any shared risk deficits are not payable until and unless the Company generates future risk sharing surpluses, or if the HMO withholds a portion of the capitation revenue to fund any risk share deficits. At the termination of the HMO contract, any accumulated risk share deficit is typically extinguished. Due to the lack of access to information necessary to estimate the related costs, shared-risk amounts receivable from the HMOs are only recorded when such amounts are known. Risk pools for the prior contract years are generally final settled in the third or fourth quarter of the following fiscal year.

In addition to risk-sharing revenues, the Company also receives incentives under “pay-for-performance” programs for quality medical care, based on various criteria. These incentives, which are included in other revenues, are generally recorded in the third and fourth quarters of the fiscal year and are recorded when such amounts are known.

Under full risk capitation contracts, an affiliated hospital enters into agreements with several HMOs, pursuant to which, the affiliated hospital provides hospital, medical, and other healthcare services to enrollees under a fixed capitation arrangement (“Capitation Arrangement”). Under the risk pool sharing agreement, the affiliated hospital and medical group agree to establish a Hospital Control Program to serve the enrollees, pursuant to which, the medical group is allocated a 90% residual interest in the profit or loss, after deductions for costs to affiliated hospitals. The Company participates in the full risk programs under the terms of the PSA, whereby the Company is wholly liable for the deficits allocated to the medical group under the arrangement.

Medicare Shared Savings Program revenue

The Company through its subsidiary, ApolloMed ACO, participates in the MSSP sponsored by the Centers for Medicare & Medicaid Services (“CMS”). The MSSP allows ACO participants to share in cost savings it generates in connection with rendering medical services to Medicare patients. Payments to ACO participants, if any, will be calculated by CMS on cost savings generated by the ACO participant based on a trailing 24 month medical service history. The MSSP is a newly formed program with no history of payments to ACO participants. The Company considers revenue, if any, under the MSSP, as contingent upon the realization of program savings as determined by CMS, and are not considered earned and therefore are not recognized as revenue until cash payments from CMS are received. For the two months ended March 31, 2014 and 2013, the Company recorded no revenue related to the MSSP.

Revenue Recognition

Revenue consists of contracted, fee-for-service, and capitation revenue. Revenue is recorded in the period in which services are rendered. Revenue is principally derived from the provision of healthcare staffing services to patients within healthcare facilities. The form of billing and related risk of collection for such services may vary by customer. The following is a summary of the principal forms of the Company’s billing arrangements and how net revenue is recognized for each.

Contracted revenue

Contracted revenue represents revenue generated under contracts for which the Company provides physician and other healthcare staffing and administrative services in return for a contractually negotiated fee. Contract revenue consists primarily of billings based on hours of healthcare staffing provided at agreed-to hourly rates. Revenue in such cases is recognized as the hours are worked by the Company’s staff and contractors. Additionally, contract revenue also includes supplemental revenue from hospitals where the Company may have a fee-for-service contract arrangement or provide physician advisory services to the medical staff at a specific facility. Contract revenue for the supplemental billing in such cases is recognized based on the terms of each individual contract. Such contract terms generally either provides for a fixed monthly dollar amount or a variable amount based upon measurable monthly activity, such as hours staffed, patient visits or collections per visit compared to a minimum activity threshold. Such supplemental revenues based on variable arrangements are usually contractually fixed on a monthly, quarterly or annual calculation basis considering the variable factors negotiated in each such arrangement. Such supplemental revenues are recognized as revenue in the period when such amounts are determined to be fixed and therefore contractually obligated as payable by the customer under the terms of the respective agreement. Additionally, the Company derives a portion of the Company’s revenue as a contractual bonus from collections received by the Company’s partners and such revenue is contingent upon the collection of third-party billings. These revenues are not considered earned and therefore not recognized as revenue until actual cash collections are achieved in accordance with the contractual arrangements for such services.

Fee-for-service revenue

Fee-for-service revenue represents revenue earned under contracts in which the Company bills and collects the professional component of charges for medical services rendered by the Company’s contracted and employed physicians. Under the fee-for-service arrangements, the Company bills patients for services provided and receives payment from patients or their third-party payers. Fee-for-service revenue is reported net of contractual allowances and policy discounts. All services provided are expected to result in cash flows and are therefore reflected as net revenue in the financial statements. Fee-for-service revenue is recognized in the period in which the services are rendered to specific patients and reduced immediately for the estimated impact of contractual allowances in the case of those patients having third-party payer coverage. The recognition of net revenue (gross charges less contractual allowances) from such visits is dependent on such factors as proper completion of medical charts following a patient visit, the forwarding of such charts to the Company’s billing center for medical coding and entering into the Company’s billing system and the verification of each patient’s submission or representation at the time services are rendered as to the payer(s) responsible for payment of such services. Revenue is recorded based on the information known at the time of entering of such information into the Company’s billing systems as well as an estimate of the revenue associated with medical services.

Capitation revenue

Capitation revenue (net of capitation withheld to fund risk share deficits) is recognized in the month in which the Company is obligated to provide services. Minor ongoing adjustments to prior months’ capitation, primarily arising from contracted health maintenance organizations (each, an “HMO”) finalizing of monthly patient eligibility data for additions or subtractions of enrollees, are recognized in the month they are communicated to the Company. Managed care revenues of the Company consist primarily of capitated fees for medical services provided by the Company under a provider service agreement (“PSA”) or capitated arrangements directly made with various managed care providers including HMO’s and management service organizations (“MSOs”). Capitation revenue under the PSA and HMO contracts is prepaid monthly to the Company based on the number of enrollees electing the Company as their healthcare provider. Additionally, Medicare pays capitation using a “Risk Adjustment model,” which compensates managed care organizations and providers based on the health status (acuity) of each individual enrollee. Health plans and providers with higher acuity enrollees will receive more and those with lower acuity enrollees will receive less. Under Risk Adjustment, capitation is determined based on health severity, measured using patient encounter data. Capitation is paid on an interim basis based on data submitted for the enrollee for the preceding year and is adjusted in subsequent periods after the final data is compiled. Positive or negative capitation adjustments are made for Medicare enrollees with conditions requiring more or less healthcare services than assumed in the interim payments. Since the Company cannot reliably predict these adjustments, periodic changes in capitation amounts earned as a result of Risk Adjustment are recognized when those changes are communicated by the health plans to the Company.

HMO contracts also include provisions to share in the risk for enrollee hospitalization, whereby the Company can earn additional incentive revenue or incur penalties based upon the utilization of hospital services. Typically, any shared risk deficits are not payable until and unless the Company generates future risk sharing surpluses, or if the HMO withholds a portion of the capitation revenue to fund any risk share deficits. At the termination of the HMO contract, any accumulated risk share deficit is typically extinguished. Due to the lack of access to information necessary to estimate the related costs, shared-risk amounts receivable from the HMOs are only recorded when such amounts are known. Risk pools for the prior contract years are generally final settled in the third or fourth quarter of the following fiscal year.

In addition to risk-sharing revenues, the Company also receives incentives under “pay-for-performance” programs for quality medical care, based on various criteria. These incentives, which are included in other revenues, are generally recorded in the third and fourth quarters of the fiscal year and are recorded when such amounts are known.

Under full risk capitation contracts, an affiliated hospital enters into agreements with several HMOs, pursuant to which, the affiliated hospital provides hospital, medical, and other healthcare services to enrollees under a fixed capitation arrangement (“Capitation Arrangement”). Under the risk pool sharing agreement, the affiliated hospital and medical group agree to establish a Hospital Control Program to serve the enrollees, pursuant to which, the medical group is allocated a percentage of the profit or loss, after deductions for costs to affiliated hospitals. The Company participates in full risk programs under the terms of the PSA, with health plans whereby the Company is wholly liable for the deficits allocated to the medical group under the arrangement. The related liability is included in medical liabilities in the accompanying unaudited condensed consolidated balance sheets at December 31 and March 31, 2014 (see "Medical Liabilities" in this Note 2, below).

Medicare Shared Savings Program Revenue

The Company through its subsidiary, ApolloMed ACO, participates in the Medicare Shared Savings Program (“MSSP”) sponsored by the Centers for Medicare & Medicaid Services (“CMS”). The MSSP allows ACO participants to share in cost savings it generates in connection with rendering medical services to Medicare patients. Payments to ACO participants, if any, will be calculated annually by CMS on cost savings generated by the ACO participant relative to the ACO participants’ CMS benchmark. The MSSP is a newly formed program with minimal history of payments to ACO participants. The Company considers revenue, if any, under the MSSP, as contingent upon the realization of program savings as determined by CMS, and are not considered earned and therefore are not recognized as revenue until notice from CMS that cash payments are to be imminently received.

During the second quarter of 2014, CMS announced that ApolloMed ACO generated $10.98 million in program savings from cost savings created in connection with rendering medical services to Medicare patients in 2012. In connection with these cost savings, the Company earned $5.38 million which has been reported in “Net revenue” in the condensed consolidated financial statements for the nine months ended December 31, 2014. Revenue from the MSSP is determined and awarded annually, and the Company does not anticipate additional revenue in fiscal 2015. Future ACO program savings for services performed in calendar year 2013 and 2014 are not estimable.

Revenue Recognition

Revenue consists of contracted and fee-for-service revenue. Revenue is recorded in the period in which services are rendered. Our revenue is principally derived from the provision of healthcare staffing services to patients within healthcare facilities. The form of billing and related risk of collection for such services may vary by customer. The following is a summary of the principal forms of our billing arrangements and how net revenue is recognized for each.

Contracted revenue represents revenue generated under contracts for which we provide physician and other healthcare staffing and administrative services in return for a contractually negotiated fee. Contracted revenue represented approximately 84% of our revenues in the year ended January 31, 2014. Contracted revenue consists primarily of billings based on hours of healthcare staffing provided at agreed-to hourly rates. Revenue in such cases is recognized as the hours are worked by our staff and contractors. Additionally, contracted revenue also includes supplemental revenue from hospitals where we may have a fee-for-service contract arrangement or provide physician advisory services to the medical staff at a specific facility. Contracted revenue for the supplemental billing in such cases is recognized based on the terms of each individual contract. Such contract terms generally either provides for a fixed monthly dollar amount or a variable amount based upon measurable monthly activity, such as hours staffed, patient visits or collections per visit compared to a minimum activity threshold. Such supplemental revenues based on variable arrangements are usually contractually fixed on a monthly, quarterly or annual calculation basis considering the variable factors negotiated in each such arrangement. Such supplemental revenues are recognized as revenue in the period when such amounts are determined to be fixed and therefore contractually obligated as payable by the customer under the terms of the respective arrangement. Additionally, we derive a portion of our revenue as a contractual bonus from collections received by our partners and such revenue is contingent upon the collection of third-party billings. These revenues are not considered earned and therefore not recognized as revenue until actual cash collections are achieved in accordance with the contractual arrangements for such services.

Fee-for-service revenue represents revenue earned under contracts in which we bill and collect the professional component of charges for medical services rendered by our contracted and employed physicians. Under the fee-for-service arrangements, we bill patients for services provided and receive payment from patients or their third-party payors. Fee-for-service revenue is reported net of contractual allowances and policy discounts. All services provided are expected to result in cash flows and are therefore reflected as net revenue in the financial statements. Fee-for-service revenue is recognized in the period in which the services are rendered to specific patients and reduced immediately for the estimated impact of contractual allowances in the case of those patients having third-party payor coverage. The recognition of net revenue (gross charges less contractual allowances) from such visits is dependent on such factors as proper completion of medical charts following a patient visit, the forwarding of such charts to our billing center for medical coding and entering into our billing system and the verification of each patient’s submission or representation at the time services are rendered as to the payor(s) responsible for payment of such services. Net revenue is recorded based on the information known at the time of entering of such information into our billing systems as well as an estimate of the revenue associated with medical services.

The Company through its subsidiary, ApolloMed ACO, participates in the Medicare Shared Savings Program (“MSSP”) sponsored by the Centers for Medicare & Medicaid Services (“CMS”). The MSSP allows ACO participants to share in cost savings it generates in connection with rendering medical services to Medicare patients. Payments to ACO participants, if any, will be calculated by CMS on cost savings generated by the ACO participant based on a trailing 24 month medical service history. The MSSP is a newly formed program with no history of payments to ACO participants. The Company considers revenue, if any, under the MSSP, as contingent upon the realization of program savings as determined by CMS, and are not considered earned and therefore are not recognized as revenue until cash payments from CMS are received. For the years ended January 31, 2014 and 2013, the Company recorded no revenue related to the MSSP.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

Under FASB ASC 350, Intangibles – Goodwill and Other (“ASC 350”), goodwill and indefinite-lived intangible assets are reviewed at least annually for impairment. Acquired intangible assets with definite lives are amortized over their individual useful lives.

At least annually, management assesses whether there has been any impairment in the value of goodwill by first comparing the fair value to the net carrying value. If the carrying value exceeds its estimated fair value, a second step is performed to compute the amount of the impairment. An impairment loss is recognized if the implied fair value of the asset being tested is less than its carrying value. In this event, the asset is written down accordingly. The fair values of goodwill are determined using valuation techniques based on estimates, judgments and assumptions management believes are appropriate in the circumstances. The fair value is evaluated based on market capitalization determined using average share prices within a reasonable period of time near the selected testing date (i.e., fiscal year-end).

At least annually, indefinite-lived intangible assets are tested for impairment. Impairment for intangible assets with indefinite lives exists if the carrying value of the intangible asset exceeds its fair value. The fair values of indefinite-lived intangible assets are determined using valuation techniques based on estimates, judgments and assumptions management believes are appropriate in the circumstances.

Goodwill and Other Intangible Assets

Under FASB ASC 350, Intangibles – Goodwill and Other (“ASC 350”), goodwill and indefinite-lived intangible assets are reviewed at least annually for impairment. Acquired intangible assets with definite lives are amortized over their individual useful lives.

At least annually, management assesses whether there has been any impairment in the value of goodwill by first comparing the fair value to the net carrying value. If the carrying value exceeds its estimated fair value, a second step is performed to compute the amount of the impairment. An impairment loss is recognized if the implied fair value of the asset being tested is less than its carrying value. In this event, the asset is written down accordingly. The fair values of goodwill are determined using valuation techniques based on estimates, judgments and assumptions management believes are appropriate in the circumstances. The fair value is evaluated based on market capitalization determined using average share prices within a reasonable period of time near the selected testing date (i.e., fiscal year-end).

At least annually, indefinite-lived intangible assets are tested for impairment. Impairment for intangible assets with indefinite lives exists if the carrying value of the intangible asset exceeds its fair value. The fair values of indefinite-lived intangible assets are determined using valuation techniques based on estimates, judgments and assumptions management believes are appropriate in the circumstances.

Intangible assets consist of the following for the years ended January 31:

	2014					2013
	Historical	Accumulated	Net	Useful Life (Years)		Historical	Accumulated	Net
	Cost	Amortization	Amount	Original	Remaining	Cost	Amortization	Amount
Whittier- exclusivity	$40,000	(4,082)	35,918	4.0	3.6	$-	$-	$-
Whittier- non compete	20,000	(1,633)	18,367	5.0	4.6	-	-	-
Fletcher- non compete	6,000	(137)	5,863	3.0	2.9	-	-	-
Eagle Rock- non compete	2,400	(121)	2,279	3.0	2.8	-	-	-
	$68,400	$(5,973)	$62,427			$-	$-	$-

Intangible asset amortization expense recognized in the years ended January 31 was:

	2014	2013
Amortization expense	$5,973	$-

Estimated intangible asset amortization expense for the five succeeding years and thereafter is as follows:

Years ending January 31

2015	$16,800
2016	16,800
2017	16,542
2018	9,918
2019	2,367
Thereafter	-
$62,427

The changes in the carrying amount of goodwill for the years ended January 31 are as follows:

	2014	2013
Goodwill - beginning of year	$33,200	$32,000
Acquisitions	461,500	1,200
Goodwill - end of year	$494,700	$33,200

Accounts Receivable and Allowance for Doubtful Accounts
Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable primarily consists of amounts due from third-party payors, including government sponsored Medicare and Medicaid programs, insurance companies, and amounts due from hospitals and patients. Accounts receivable are recorded and stated at the amount expected to be collected.

The Company maintains reserves for potential credit losses on accounts receivable. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends and changes in customer payment patterns to evaluate the adequacy of these reserves. We also regularly analyze the ultimate collectability of accounts receivable after certain stages of the collection cycle using a look-back analysis to determine the amount of receivables subsequently collected and adjustments are recorded when necessary. Reserves are recorded primarily on a specific identification basis.

The Company had one payor during the three months ended December 31, 2014 that accounted for 16.9% of net revenues and had three payors during the three months ended December 31, 2013 which contributed 15.2%, 14.8% and 14.3% of net revenues, respectively. During the nine months ended December 31, 2014, the Company had one payor that accounted for 33.9% of net revenues. The Company had three payors during the nine months ended December 31, 2013 which contributed 15.9%, 15.5% and 15.2% of net revenues, respectively.

The Company had two payors that accounted for 22.7% and 16.2% of accounts receivable as of December 31, 2014, and one payor that accounted for 19.5% of accounts receivable, respectively, as of March 31, 2014.

Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable primarily consists of amounts due from third-party payors, including government sponsored Medicare and Medicaid programs, insurance companies, and amounts due from hospitals and patients. Accounts receivable are recorded and stated at the amount expected to be collected.

The Company maintains reserves for potential credit losses on accounts receivable. Management reviews the composition of accounts receivable and analyzes historical bad debts, customer concentrations, customer credit worthiness, current economic trends and changes in customer payment patterns to evaluate the adequacy of these reserves. We also regularly analyze the ultimate collectability of accounts receivable after certain stages of the collection cycle using a look-back analysis to determine the amount of receivables subsequently collected and adjustments are recorded when necessary. Reserves are recorded primarily on a specific identification basis. The following amounts which are excluded from our accounts receivable, represent an estimate of uncollectible accounts at January 31:

	2014	2013

Allowance for doubtful accounts	$50,474	$78,822

Medical Liability Costs
Medical Liability Costs

The Company is responsible for integrated care that the associated physicians and contracted hospitals provide to its enrollees. The Company provides integrated care to health plan enrollees through a network of contracted providers under sub-capitation and direct patient service arrangements, company-operated clinics and staff physicians. Medical costs for professional and institutional services rendered by contracted providers are recorded as cost of services in the consolidated statements of income. Costs for operating medical clinics, including the salaries of medical and non-medical personnel and support costs, are also recorded in cost of services.

An estimate of amounts due to contracted physicians, hospitals, and other professional providers is included in medical payables in the accompanying consolidated balance sheets. Medical payables include claims reported as of the balance sheet date and estimates of IBNR. Such estimates are developed using actuarial methods and are based on many variables, including the utilization of health care services, historical payment patterns, cost trends, product mix, seasonality, changes in membership, and other factors. The estimation methods and the resulting reserves are continually reviewed and updated. Many of the medical contracts are complex in nature and may be subject to differing interpretations regarding amounts due for the provision of various services. Such differing interpretations may not come to light until a substantial period of time has passed following the contract implementation. Any adjustments to reserves are reflected in current operations. Medical payables were included in Accounts Payable and Accrued Liabilities and consisted of the following at March 31:

2014
Balance, beginning of the period	$285,625

Incurred health care costs:
Current period	167,000
Prior periods	-
Total incurred health care costs	167,000
Claims paid	-
Accrual for net deficit from full risk capitation contracts	99,936

Balance, end of period	$552,561

Medical Liabilities

The Company is responsible for integrated care that the associated physicians and contracted hospitals provide to its enrollees under risk-pool arrangements. The Company provides integrated care to health plan enrollees through a network of contracted providers under sub-capitation and direct patient service arrangements, company-operated clinics and staff physicians. Medical costs for professional and institutional services rendered by contracted providers are recorded as cost of services in the accompanying condensed consolidated statements of operations and comprehensive loss. Costs for operating medical clinics, including the salaries of medical personnel, are also recorded in cost of services, while non-medical personnel and support costs are included in general and administrative expense.

An estimate of amounts due to contracted physicians, hospitals, and other professional providers is included in medical liabilities in the accompanying condensed consolidated balance sheets. Medical liabilities include claims reported as of the balance sheet date and estimates of incurred but not reported claims (“IBNR”). Such estimates are developed using actuarial methods and are based on many variables, including the utilization of health care services, historical payment patterns, cost trends, product mix, seasonality, changes in membership, and other factors. The estimation methods and the resulting reserves are periodically reviewed and updated. Many of the medical contracts are complex in nature and may be subject to differing interpretations regarding amounts due for the provision of various services. Such differing interpretations may not come to light until a substantial period of time has passed following the contract implementation. The Company has a $20,000 per member professional stop-loss, none on institutional risk pools. Any adjustments to reserves are reflected in current operations.

The Company’s IBNR reserve for the nine months ended December 31, 2014 was as follows:

Balance, beginning of period	$274,000
Incurred health care costs:
Current year	2,915,103
Prior years	-
Total incurred health care costs	2,915,103

Acquired medical liabilities (see Note 3 )	292,309

Claims paid:
Current year	(1,929,702)
Prior years	(80,661)
Total claims paid	(2,010,363)

Adjustments	(231,438)
Balance, end of period	$1,239,611

The Company’s accrual for its risk-pool liability for the nine months ended December 31, 2014 was as follows:

Balance, beginning of period	$278,561

Acquired medical liabilities (see Note 3)	128,848

Accrual for net deficit from full risk capitation contracts	573,203
Adjustments	(414,669)
Balance, end of period	$565,943

The Company’s total medical liability at December 31, 2014 and March 31, 2014 was $1,805,554 and $552,561, respectively.

Medical Liability Costs

The Company is responsible for integrated care that the associated physicians and contracted hospitals provide to its enrollees. The Company provides integrated care to health plan enrollees through a network of contracted providers under sub-capitation and direct patient service arrangements, company-operated clinics and staff physicians. Medical costs for professional and institutional services rendered by contracted providers are recorded as cost of services in the consolidated statements of income. Costs for operating medical clinics, including the salaries of medical and non-medical personnel and support costs, are also recorded in cost of services.

An estimate of amounts due to contracted physicians, hospitals, and other professional providers is included in medical payables in the accompanying consolidated balance sheets. Medical payables include claims reported as of the balance sheet date and estimates of IBNR. Such estimates are developed using actuarial methods and are based on many variables, including the utilization of health care services, historical payment patterns, cost trends, product mix, seasonality, changes in membership, and other factors. The estimation methods and the resulting reserves are continually reviewed and updated. Many of the medical contracts are complex in nature and may be subject to differing interpretations regarding amounts due for the provision of various services. Such differing interpretations may not come to light until a substantial period of time has passed following the contract implementation. Any adjustments to reserves are reflected in current operations. Medical payables consisted of the following at January 31:

	2014	2013
Balance, beginning of the year	-	$-

Incurred health care costs:
Current year	288,601	-
Prior years	-	-
Total incurred health care costs	288,601	-

Claims paid:
Current year	(2,976)	-
Prior years	-	-
Total claims paid	(2,976)	-

Balance, end of year	$285,625	$-

Fair Value of Financial Instruments
Fair Value of Financial Instruments

The Company’s accounting for Fair Value Measurement and Disclosures defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. This topic also establishes a fair value hierarchy which requires classification based on observable and unobservable inputs when measuring fair value. The fair value hierarchy distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

Level one — Quoted market prices in active markets for identical assets or liabilities;

Level two — Inputs other than level one inputs that are either directly or indirectly observable; and

Level three — Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates its hierarchy disclosures each quarter.

The fair values of the Company’s financial instruments are measured on a recurring basis. The carrying amount reported in the accompanying condensed consolidated balance sheets for cash and cash equivalents, accounts receivable, accounts payable and accrued expenses approximates fair value because of the short-term maturity of those instruments. The carrying amount for borrowings under the Senior Secured Notes and the Convertible Notes approximates fair value which is determined by using interest rates that are available for similar debt obligations with similar terms at the balance sheet date. The fair value of the warrant liability was estimated using the Monte Carlo valuation model which used the following inputs: term of 7 years, risk free rate of 2.31%, no dividends, volatility of 71.4%, share price of $4.50 per share based on the trading price of the Company’s common stock adjusted for a marketability discount, and a 50% probability of down-round financing. The Company did not have any assets or liabilities categorized as Level 1 or 2 as of March 31, 2014.

The carrying amounts and fair values of the Company's financial instruments are presented below as of March 31, 2014:

Fair Value

Level 3 Liabilities
Warrant liability	$2,354,624
$2,354,624

The following summarizes the activity of Level 3 inputs measured on a recurring basis for the two months ended March 31, 2014:

Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

Warrant
Balance at February 1, 2014	$-
Additions	2,354,624
Exercises	-
Adjustment resulting from change in fair value recognized in earnings (1)	-
Balance at March 31, 2014	$2,354,624

(1) The amount of total gains or losses for the period attributable to the change in unrealized gains or losses relating to liabilities held at the reporting date. The unrealized gain is recorded in unrealized gain on change in fair value of warrant and derivative liabilities in the accompanying condensed and consolidated statement of operations.

Fair Value of Financial Instruments

The Company’s accounting for Fair Value Measurement and Disclosures defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. This topic also establishes a fair value hierarchy which requires classification based on observable and unobservable inputs when measuring fair value. The fair value hierarchy distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

Level one — Quoted market prices in active markets for identical assets or liabilities;

Level two — Inputs other than level one inputs that are either directly or indirectly observable; and

Level three — Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates its hierarchy disclosures each quarter.

The fair values of the Company’s financial instruments are measured on a recurring basis. The carrying amount reported in the accompanying condensed consolidated balance sheets for cash and cash equivalents, accounts receivable, accounts payable and accrued expenses approximates fair value because of the short-term maturity of those instruments. The carrying amount for borrowings under the NNA Term Loan and the Convertible Notes approximates fair value which is determined by using interest rates that are available for similar debt obligations with similar terms at the balance sheet date.

Warrant liability

The fair value of the warrant liability of $2,452,201 issued in connection with 2014 NNA financing at December 31, 2014 was estimated using the Monte Carlo valuation model which used the following inputs: term of 6.2 years, risk free rate of 1.83%, no dividends, volatility of 71.9%, share price of $3.80 per share based on the trading price of the Company’s common stock adjusted for a marketability discount, and a 100% probability of down-round financing. The fair value of the warrant liability of $2,354,624 at March 31, 2014 was estimated using the Monte Carlo valuation model which used the following inputs: term of 7 years, risk free rate of 2.31%, no dividends, volatility of 71.4%, share price of $4.50 per share based on the trading price of the Company’s common stock adjusted for a marketability discount, and a 50% probability of down-round financing.

Holdback consideration

The holdback consideration (see Note 3) fair value was determined based on the probability adjusted cash consideration, discounted at the Company's cost of debt.

Conversion feature liability

The fair value of the $487,630 conversion feature liability issued in connection with 2014 NNA financing 8% Convertible Note at December 31, 2014 was estimated using the Monte Carlo valuation model which used the following inputs: term of 4.2 years, risk free rate of 1.4%, no dividends, volatility of 55.4%, share price of $3.80 per share based on the trading price of the Company’s common stock adjusted for a marketability discount, and a 100% probability that the Company will participate in a “down-round” financing at price per share lower than the initial NNA Financing 8% Convertible Note conversion price of $10.00 per share.

The carrying amounts and fair values of the Company's financial instruments are presented below as of:

December 31, 2014

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Liabilities:
Warranty liability	$-	$-	$2,452,201	$2,452,201
Holdback consideration	-	-	376,236	376,236
Conversion feature liability	-	-	487,630	487,630
	$-	$-	$3,316,067	$3,316,067

March 31, 2014

	Fair Value Measurements
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrant liability	$-	$-	$2,354,624	$2,354,624

The following summarizes the activity of Level 3 inputs measured on a recurring basis for the three and nine months ended December 31, 2014:

	Three months	Nine months

Balance, beginning of period	$3,435,086	$2,354,624
Warrant liability incurred (Note 7)	-	487,620
Change in warrant liability	(298,279)	(390,043)
Holdback consideration	239,414	376,236
Conversion feature liability incurred (Note 7)	-	578,155
Change in conversion feature liability	(60,154)	(90,525)
Balance, end of period	$3,316,067	$3,316,067

The change in fair value of the warrant and conversion feature liability is included in the accompanying condensed consolidated statements of operations and comprehensive loss.

Fair Value of Financial Instruments

The Company’s accounting for Fair Value Measurement and Disclosures, defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. This topic also establishes a fair value hierarchy which requires classification based on observable and unobservable inputs when measuring fair value. The fair value hierarchy distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

Level one — Quoted market prices in active markets for identical assets or liabilities;
Level two — Inputs other than level one inputs that are either directly or indirectly observable; and
Level three — Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates its hierarchy disclosures each quarter. The Company currently records warrants using level three in the hierarchy.

The carrying values of cash and cash equivalents, trade and other receivables, trade and other payables approximate their fair values due to the short maturities of these instruments.

Non-controlling Interest
Non-controlling Interest

The non-controlling interest recorded in the Company’s consolidated financial statements represents the pre-acquisition equity of those PPC’s in which the Company has determined that it has a controlling financial interest and for which consolidation is required as a result of management contracts entered into with these entities. The nature of these contracts provide the Company with a monthly management fee to provide the services described above, and as such, the adjustments to non-controlling interests in any period subsequent to initial consolidation would relate to either capital contributions or distributions by the non-controlling parties as well as income or losses attributable to certain non-controlling interests.

Non-controlling Interest

The non-controlling interest recorded in the Company’s condensed consolidated financial statements represents the pre-acquisition equity of those PPC’s in which the Company has determined that it has a controlling financial interest and for which consolidation is required as a result of management contracts entered into with these entities. The nature of these contracts provide the Company with a monthly management fee to provide the services described above, and as such, the adjustments to non-controlling interests in any period subsequent to initial consolidation would relate to either capital contributions or distributions by the non-controlling parties as well as income or losses attributable to certain non-controlling interests.

Non-controlling Interest

The non-controlling interest recorded in our consolidated financial statements represents the pre-acquisition equity of those PPCs in which we have determined that we have a controlling financial interest and for which consolidation is required as a result of management contracts entered into with these entities. These contracts generate a monthly management fee for providing the services described above, and as such, the only adjustments to non-controlling interest in any period subsequent to initial consolidation would relate to either capital contributions or withdrawals by the non-controlling parties.

Activity within the non-controlling interest for the year ended January 31, 2014 consisted of the following (as restated):

Balance as of January 31, 2013	$692,405
Net income attributable to non-controlling interest	461,424
Stock-based compensation	12,602
Distributions to non-controlling interest shareholder	(240,000)
Balance as of January 31, 2014	$926,431

Basic and Diluted Earnings per Share
Basic and Diluted Earnings per Share

Basic net loss per share is calculated using the weighted average number of shares of the Company’s common stock issued and outstanding during a certain period, and is calculated by dividing net loss by the weighted average number of shares of the Company’s common stock issued and outstanding during such period. Diluted net loss per share is calculated using the weighted average number of common and potentially dilutive common shares outstanding during the period, using the as-if converted method for secured convertible notes, and the treasury stock method for options and warrants.

The following table sets forth the number of shares excluded from the computation of diluted earnings per share, as their inclusion would be anti-dilutive:

	Two months ended March31,
	2014	2013
Incremental shares assumed issued on exercise of in the money options	388,263	397,069
Incremental shares assumed issued on exercise of in the money warrants	-	188,275
	388,263	585,344

Basic and Diluted Earnings per Share

Basic net income (loss) per share is calculated using the weighted average number of shares of the Company’s common stock issued and outstanding during a certain period, and is calculated by dividing net income (loss) by the weighted average number of shares of the Company’s common stock issued and outstanding during such period. Diluted net income (loss) per share is calculated using the weighted average number of common and potentially dilutive common shares outstanding during the period, using the as-if converted method for secured convertible notes, and the treasury stock method for options and warrants.

The following table sets forth the number of shares excluded from the computation of diluted earnings per share, as their inclusion would be anti-dilutive:

	Three Months Ended December 31,		Nine Months Ended December 31,
	2014	2013	2014	2013
Options	398,566	437,369	434,387	514,651
Warrants	85,103	142,807	138,184	156,202
9% Convertible Notes	10,236	72,372	61,054	51,317
	493,905	652,548	633,625	722,170

Basic and Diluted Net Losses per Share

Basic net loss per share is calculated using the weighted average number of shares of the Company’s common stock issued and outstanding during a certain period, and is calculated by dividing net loss by the weighted average number of shares of the Company’s common stock issued and outstanding during such period. Diluted net loss per share is calculated using the weighted average number of common and potentially dilutive common shares outstanding during the period, using the as-if converted method for secured convertible notes, and the treasury stock method for options and warrants.

The following table sets forth the number of shares excluded from the computation of diluted losses per share, as their inclusion would be anti-dilutive, for the years ended January 31:

	2014	2013
Incremental shares assumed issued on exercise of in the money options	514,651	263,947
Incremental shares assumed issued on exercise of in the money warrants	156,202	82,798
	670,853	346,744

Advertising	Advertising The Company expenses advertising costs as they are incurred. Advertising expense for the six months ended June 30, 2014 and 2013 were $0 and $17,280, respectively.

Income Taxes
Income Taxes

Federal and state income taxes are computed at currently enacted tax rates less tax credits using the asset and liability method. Deferred taxes are adjusted both for items that do not have tax consequences and for the cumulative effect of any changes in tax rates from those previously used to determine deferred tax assets or liabilities. Tax provisions include amounts that are currently payable, changes in deferred tax assets and liabilities that arise because of temporary differences between the timing of when items of income and expense are recognized for financial reporting and income tax purposes, changes in the recognition of tax positions and any changes in the valuation allowance caused by a change in judgment about the realizability of the related deferred tax assets. A valuation allowance is established when necessary to reduce deferred tax assets to amounts expected to be realized.

The Company uses a recognition threshold of more-likely-than-not and a measurement attribute on all tax positions taken or expected to be taken in a tax return in order to be recognized in the financial statements. Once the recognition threshold is met, the tax position is then measured to determine the actual amount of benefit to recognize in the financial statements.

New Accounting Standards
New Accounting Standards

In May 2014, the FASB issued Accounting Standards Update (ASU) No. 2014-09, Revenue from Contracts with Customers, which requires an entity to recognize the amount of revenue to which it expects to be entitled for the transfer of promised goods or services to customers. ASU 2014-09 will replace most existing revenue recognition guidance in U.S. GAAP when it becomes effective. The new standard is effective for the Company on January 1, 2017. Early application is not permitted. The standard permits the use of either the retrospective or cumulative effect transition method. The Company is evaluating the effect that ASU 2014-09 will have on its consolidated financial statements and related disclosures. The Company has not yet selected a transition method nor has it determined the effect of the standard on its ongoing financial reporting.

In August 2014, the FASB issued ASU No. 2014-15, Presentation of Financial Statements, Going Concern (Subtopic 205-40). The guidance in this ASU requires disclosure of uncertainties about an entity’s ability to continue as a going concern even if an entity’s liquidation is not imminent. There may be conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern. In those situations, financial statements should continue to be prepared under the going concern basis of accounting and this guidance should be followed to determine whether to disclose information about the relevant conditions and events. This guidance is effective for the Company on December 31, 2016 and the adoption of this standard is not expected to have a significant impact on its condensed consolidated financial statements or notes thereto.

On November 18, 2014, the FASB issued ASU No. 2014-17, Business Combinations: Pushdown Accounting. This ASU provides companies with the option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. The election to apply pushdown accounting can be made either in the period in which the change of control occurred, or in a subsequent period. Implementation of this standard did not have a material effect on the consolidated financial statements of the Company.

Recently Adopted Accounting

In July 2012, the FASB issued Accounting Standards Update 2012-02, Intangibles—Goodwill and Other (Topic 350) : Testing Indefinite-Lived Intangible Assets for Impairment. In accordance with the amendments in this Update, an entity has the option first to assess qualitative factors to determine whether the existence of events and circumstances indicates that it is more likely than not that the indefinite-lived intangible asset is impaired. If, after assessing the totality of events and circumstances, an entity concludes that it is not more likely than not that the indefinite-lived intangible asset is impaired, then the entity is not required to take further action. However, if an entity concludes otherwise, then it is required to determine the fair value of the indefinite-lived intangible asset and perform the quantitative impairment test by comparing the fair value with the carrying amount in accordance with Subtopic 350-30. The amendments are effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012. Early adoption is permitted, including for annual and interim impairment tests performed as of a date before July 27, 2012, if a public entity’s financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. We do not expect the adoption of this revised GAAP to have a material effect on our financial position, results of operations or cash flows.

In October 2012 the FASB clarified the codification to correct the unintended application of guidance and includes amendments identifying when the use of fair value should be linked to the definition of fair value in Topic 820, Fair Value Measurement. Amendments to the Codification without transition guidance are effective upon issuance for both public and nonpublic entities. For public entities, amendments subject to transition guidance will be effective for fiscal periods beginning after December 15, 2012. We do not expect the adoption of this revised GAAP to have a material effect on our financial position, results of operations or cash flows.

In February 2013 the FASB amended Topic 220 Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income. The amendments do not change the current requirements for reporting net income or other comprehensive income in financial statements. These amendments require an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional details about those amounts. For public entities, the amendments are effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2012. Early adoption is permitted. We do not expect the adoption of this revised GAAP to have a material effect on our financial position, results of operations or cash flows.

Use of Estimates
Use of Estimates

The preparation of financial statements in conformity with United States GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may materially differ from these estimates under different assumptions or conditions.

 Use of Estimates

The preparation of financial statements in conformity with United States GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may materially differ from these estimates under different assumptions or conditions.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period.

Concentrations
Concentrations

The Company had three major payors during the two months ended March 31, 2014 which contributed 12.7%, 11.8% and 11.6% of net revenues, respectively, and had three major payors during the two months ended March 31, 2013 which contributed 7.1%, 17.6% and 24.4% of net revenues, respectively.

The Company had two major payors that accounted for 21.7% and 9.6% of accounts receivable, respectively, as of March 31, 2014. The Company had three major payors that accounted for 31.5%, 9.9%, and 4.5% of accounts receivable, respectively, as of January 31, 2014.

Concentrations

The Company had major payors that contributed the following percentage of net revenue during the years ended January 31:

	2014	2013
Payor A	15.9%	22.0%
Payor B	15.9%	-
Payor C	15.5%	-

Receivables from these payors amounted to the following percentage of total accounts receivable, net at January 31:

	2014	2013
Payor A	9.9%	11.0%
Payor B	31.5%	36.0%
Payor C	4.5%	8.5%

Reclassifications	Reclassifications Certain reclassifications have been made to the accompanying fiscal year 2014 consolidated financial statements to conform them to the March 31, 2014 presentation.

Reclassifications Certain reclassifications have been made to the accompanying 2013 consolidated financial statements to conform them to the 2014 presentation.

Property, Equipment and Depreciation
Property and Equipment

Property and equipment is recorded at cost and depreciated using the straight-line method over the estimated useful lives of the respective assets. Cost and related accumulated depreciation on assets retired or disposed of are removed from the accounts and any resulting gains or losses are credited or charged to income. Computers and software are depreciated over 3 years. Furniture and fixtures are depreciated over 8 years. Machinery and equipment are depreciated over 5 years. Property and equipment consisted of the following at January 31:

	2014	2013
Website	$4,568	$4,568
Computers	31,010	24,645
Software	165,439	165,439
Machinery and equipment	143,920	123,214
Furniture and fixtures	43,366	25,054
Leasehold improvements	49,780	46,259
	438,084	389,179
Less accumulated depreciation and amortization	(352,399)	(321,037)
	$85,685	$68,142

Depreciation and amortization expense was as follows for the years ended January 31:

	2014	2013

Depreciation and amortization expense	$25,388	$20,918

Deferred Charges, Policy [Policy Text Block]
Deferred Financing Costs

Costs incurred to issue debt are deferred and amortized as interest expense using the effective interest method over the term of the related debt. Unamortized debt issue costs are written-off at the time of prepayment.

Deferred financing costs are related to the placement of the Company’s Credit Agreement, Senior Secured and Convertible Notes Payable (see Notes 5 and 6) and consisted of the following at January 31:

	2014	2013
Deferred financing costs	$586,924	$342,631
Accumulated amortization	(344,773)	(89,377)
Net deferred financing costs	$242,151	$253,254

Medical Malpractice Liability Insurance [Policy Text Block]
Medical Malpractice Liability Insurance

Our business has an inherent risk of claims of medical malpractice against our affiliated physicians and us. We or our independent physician contractors pay premiums for third-party professional liability insurance that indemnifies us and our affiliated hospitalists on a claims-made basis for losses incurred related to medical malpractice litigation. Professional liability coverage is required in order for our affiliated hospitalists to maintain hospital privileges. All of our physicians carry first dollar coverage with limits of coverage with limits of liability equal to $1,000,000 for all claims based on occurrence up to an aggregate of $3,000,000 per year.

We believe that our insurance coverage is appropriate based upon our claims experience and the nature and risks of our business. In addition to the known incidents that have resulted in the assertion of claims, we cannot be certain that our insurance coverage will be adequate to cover liabilities arising out of claims asserted against us, our affiliated professional organizations or our affiliated hospitalists in the future where the outcomes of such claims are unfavorable. We believe that the ultimate resolution of all pending claims, including liabilities in excess of our insurance coverage, will not have a material adverse effect on our financial position, results of operations or cash flows; however, there can be no assurance that future claims will not have such a material adverse effect on our business.

Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]
Stock-Based Compensation

The Company maintains a stock-based compensation program for employees, directors and consultants, which is more fully described in Note 10. The value of stock-based awards so measured is recognized as compensation expense on a cumulative straight-line basis over the vesting terms of the awards, adjusted for expected forfeitures. The Company sells certain of its restricted common stock to its employees, directors and consultants with a right (but not obligation) of repurchase feature that lapses based on performance of services in the future. The Company accounts for the unvested portion of the related stock-based purchases expense as prepaid consulting. Prepaid consulting is amortized to stock-based compensation expense over the vesting period.

SCHC
Business Combinations
Business Activity
The Southern California Heart Centers (Company) was established in 1997 and provides cardiac clinic care and diagnostic testing. The Company has three locations: San Gabriel, Los Angeles and Industry. The Company also owns and operates Synergy Imaging Center offering patients magnetic resonance imaging (MRI), computed tomography scanning, ultrasound, digital x-ray imaging, and nuclear imaging.

Business Activity
Southern California Heart Centers (Company) was established in 1997 and provides cardiac clinic care and diagnostic testing. The Company has three locations: San Gabriel, Los Angeles and Industry. The Company also owns and operates Synergy Imaging Center offering patients magnetic resonance imaging (MRI), computed tomography scanning, ultrasound, digital x-ray imaging, and nuclear imaging.

Accounts Receivables
Accounts Receivables
Trade accounts receivable is recorded net of an allowance for medical billing adjustments. The allowance is estimated from historical collections experience and projections of trends.

Accounts Receivables
Trade accounts receivable is recorded net of an allowance for medical billing adjustments. The allowance is estimated from historical collections experience and projections of trends.

Statement of Cash Flows	Statement of Cash Flows For the purposes for the statement of cash flows, the Company considers all short-term investments with a maturity of three months or less to be cash equivalents.

Statement of Cash Flows For the purposes for the statement of cash flows, the Company considers all short-term investments with a maturity of three months or less to be cash equivalents.

Revenue Recognition
Revenue Recognition
Fee-for-service revenue represents revenue earned under contracts in which the Company bills and collects the professional component of charges for medical services rendered by the Company’s contracted and employed physicians. Under the fee-for-service arrangements, the Company bills patients for services provided and receives payment from patients or their third-party payors. Fee-for-service revenue is reported net of contractual allowances and policy discounts. All services provided are expected to result in cash flows and are therefore reflected as net revenue in the financial statements.

The Company has contracts with various individual practice associations and health maintenance organizations (HMO), preferred provider organizations (PPO), Medicare, and Medi-Cal. Revenues are reduced for contractual adjustments at the time of recognition for contracts the Company has with third-party payors and at the time of payment for those third-party payors that do not have a contract with the Company. For private pay patients, bad debt expense is recognized based on historical collection ratios.

The recognition of net fee-for-service revenue (gross charges less contractual allowances and bad debt) is dependent on such factors as proper completion of medical charts following a patient visit, the forwarding of such charts to the Company’s billing center for medical coding and entering into the Company’s billing system and the verification of each patient’s submission or representation at the time services are rendered as to the payor(s) responsible for payment of such services. Revenue is recorded based on the information known at the time of entering of such information into the Company’s billing systems.

Other income is primarily incentive payments received by the Company from the Center for Medicare and Medicaid Services for its demonstration of meaningful use every year. Incentive payments are recognized upon demonstration of meaningful use and receipt of incentives.

Revenue Recognition
Fee-for-service revenue represents revenue earned under contracts in which the Company bills and collects the professional component of charges for medical services rendered by the Company’s contracted and employed physicians. Under the fee-for-service arrangements, the Company bills patients for services provided and receives payment from patients or their third-party payors. Fee-for-service revenue is reported net of contractual allowances and policy discounts. All services provided are expected to result in cash flows and are therefore reflected as net revenue in the financial statements.

The Company has contracts with various individual practice associations and health maintenance organizations (HMO), preferred provider organizations (PPO), Medicare, and Medi-Cal. Revenues are reduced for contractual adjustments at the time of recognition for contracts the Company has with third-party payors and at the time of payment for those third-party payors that do not have a contract with the Company. For private pay patients, bad debt expense is recognized based on historical collection ratios.

The recognition of net fee-for-service revenue (gross charges less contractual allowances and bad debt) is dependent on such factors as proper completion of medical charts following a patient visit, the forwarding of such charts to the Company’s billing center for medical coding and entering into the Company’s billing system and the verification of each patient’s submission or representation at the time services are rendered as to the payor(s) responsible for payment of such services. Revenue is recorded based on the information known at the time of entering of such information into the Company’s billing systems.

Other income is primarily incentive payments received by the Company from the Center for Medicare and Medicaid Services for its demonstration of meaningful use every year. Incentive payments are recognized upon demonstration of meaningful use and receipt of incentives.

Advertising	Advertising The Company expenses advertising costs as they are incurred. Advertising expense for the years ended December 31, 2013 and 2012 was $38,956 and $114,999, respectively.

Income Taxes
Income Taxes
The Corporation has elected to be taxed under the provisions of Subchapter “S” of the Internal Revenue Code. Under these provisions, the Corporation does not pay Federal or state corporate taxes. Therefore, no provisions of income taxes have been recorded in these financial statements. Instead, the stockholders are liable for individual Federal and state income taxes on their respective shares of the Corporation’s income, even though this income is not distributed. In addition to income taxes to stockholders, for California state tax purposes, an S corporation is taxed at the higher of 1.5% of taxable income or a minimum tax.

Income Taxes
The Corporation has elected to be taxed under the provisions of Subchapter “S” of the Internal Revenue Code. Under these provisions, the Corporation does not pay Federal or state corporate taxes. Therefore, no provisions of income taxes have been recorded in these financial statements. Instead, the stockholders are liable for individual Federal and state income taxes on their respective shares of the Corporation’s income, even though this income is not distributed. In addition to income taxes to stockholders, for California state tax purposes, an S corporation is taxed at the higher of 1.5% of taxable income or a minimum tax.

Uncertainty in Income Taxes
Uncertainty in Income Taxes
The Company recognizes tax benefits only to the extent that the Company believes it is “more likely than not” that its tax positions will be sustained upon examination by taxing authorities. The Company has not been examined by taxing authorities. However, the Company's tax returns are generally still open for examination by tax authorities for three years after they are filed. Management believes that all of its tax positions will be sustained if examined by taxing authorities, therefore no additional tax liabilities or related penalties and interest due to uncertain tax positions have been recorded.

Uncertainty in Income Taxes
The Company recognizes tax benefits only to the extent that the Company believes it is “more likely than not” that its tax positions will be sustained upon examination by taxing authorities. The Company has not been examined by taxing authorities. However, the Company's tax returns are generally still open for examination by tax authorities for three years after they are filed. Management believes that all of its tax positions will be sustained if examined by taxing authorities, therefore no additional tax liabilities or related penalties and interest due to uncertain tax positions have been recorded.

New Accounting Standards
New Pronouncements
In October 2012, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2012-04,  Technical Corrections and Improvements . The amendments in this update cover a wide range of topics in the Accounting Standards Codification. These amendments include technical corrections and improvements to the Accounting Standards Codification and conforming amendments related to fair value measurements. The amendments in this update were effective for the Company on January 1, 2013. The adoption of ASU 2012-04 did not have a material impact on the financial position or results of operations of the Company.

In March 2014, the FASB issued ASU No 2014-07,  Consolidation (Topic 810) - Applying Variable Interest Entities Guidance to Common Control Leasing Arrangements.  The new accounting standard allows a private company to elect, when certain conditions exist, not to apply the variable interest entity guidance to a lessor under common control.  Instead the private company would make certain disclosures about the lessor and leasing arrangement. Application of this statement is effective for the year ending December 31, 2015. The Company is currently evaluating the impact this pronouncement will have on its financial statements.

In May 2014, the FASB issued ASU No 2014-09,  Revenue with Contracts from Customers (Topic 606).  The new accounting standard develops a common revenue standard that will remove inconsistencies and weaknesses in revenue requirements, provide a more robust framework for addressing revenue issues, improve comparability of revenue recognition practices, provide more useful information to users of financial statements and simplify the preparation of financial statements.  Application of this statement is effective for the year ending December 31, 2018. The Company is currently evaluating the impact this pronouncement will have on its financial statements.

Use of Estimates
Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Use of Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Property, Equipment and Depreciation
Property, Equipment and Depreciation
Property and equipment are stated at cost, less accumulated depreciation. Routine repairs and maintenance are charged to expense. Depreciation is provided by using the straight-line method based upon the following estimated useful asset lives:

Years

Office furniture, fixtures, computers and software	5-7
Medical equipment	5-7
Leasehold improvements	39

Property, Equipment and Depreciation
Property and equipment are stated at cost, less accumulated depreciation. Routine repairs and maintenance are charged to expense. Depreciation is provided by using the straight-line method based upon the following estimated useful asset lives:

Years
Office furniture, fixtures, computers and software	5-7
Medical equipment	5-7
Leasehold improvements	39